RECEIVABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
RECEIVABLES
RECEIVABLES

NOTE 4: RECEIVABLES

        A summary of receivables included in the consolidated balance sheets as of March 31, 2013 and December 31, 2012 is as follows:

	March 31, 2013	December 31, 2012
Retail note receivables	$554,912	$903,644
Wholesale receivables	393,016	88,763
Finance lease receivables	60,244	62,615
Restricted receivables	10,135,996	9,573,535
Commercial revolving accounts receivables	232,964	226,039

Gross receivables	11,377,132	10,854,596
Less: allowance for credit losses	(123,024)	(122,320)

Total receivables, net	$11,254,108	$10,732,276

Restricted Receivables and Securitization

        As part of its overall funding strategy, the Company periodically transfers certain financial receivables into VIEs that are special purpose entities ("SPEs") as part of its asset-backed securitization programs.

        SPEs utilized in the securitization programs differ from other entities included in the Company's consolidated financial statements because the assets they hold are legally isolated from the Company's assets. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs' creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of SPEs' investors. The Company's interests in the SPEs' receivables are subordinate to the interests of third-party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company's creditors until all obligations of the SPE have been fulfilled or the receivables are removed from the SPE.

        The secured borrowings related to the restricted receivables are obligations that are payable as the receivables are collected.

        The following table summarizes the restricted and off-book receivables and the related retained interests as of March 31, 2013 and December 31, 2012:

	Restricted Receivables		Off-Book Receivables		Retained Interests
	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Retail note receivables	$6,815,091	$6,376,211	$39,051	$47,367	$5,597	$9,271
Wholesale receivables	3,303,964	3,176,410	—	—	—	—
Finance lease receivables	16,941	20,914	—	—	—	—

Total	$10,135,996	$9,573,535	$39,051	$47,367	$5,597	$9,271

        Within the U.S. retail receivables securitization programs, qualifying retail receivables are sold to limited purpose, bankruptcy-remote SPEs. In turn, these SPEs establish separate trusts to which the receivables are transferred in exchange for proceeds from asset-backed securities issued by the trusts. In Canada, the receivables are transferred directly to the trusts. These trusts were determined to be VIEs and, consequently, the Company has consolidated these retail trusts. In its role as servicer, CNH Capital has the power to direct the trusts' activities. Through its retained interests, the Company has an obligation to absorb certain losses or the right to receive certain benefits that could potentially be significant to the trusts.

        Three private retail transactions totaling $39,051 and $47,367 were not included in the Company's consolidated balance sheets as of March 31, 2013 and December 31, 2012, respectively.

        With regard to the wholesale receivable securitization programs, the Company sells eligible receivables on a revolving basis to structured master trust facilities which are limited-purpose, bankruptcy-remote SPEs. These trusts were determined to be VIEs and consequently, CNH Capital has consolidated these wholesale trusts. In its role as servicer, CNH Capital has the power to direct the trusts' activities. Through its retained interests, the Company provides security to investors in the event that cash collections from the receivables are not sufficient to make principal and interest payments on the securities.

Allowance for Credit Losses

        The allowance for credit losses is the Company's estimate of probable losses for receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers the receivables specifically reviewed by management for which the Company has determined it is probable that it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables.

        The second component of the allowance for credit losses covers all receivables that have not been individually reviewed for impairment. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquency. The allowance for wholesale credit losses is based on loss forecast models that consider the same factors as the retail models plus dealer risk ratings. The loss forecast models are updated on a quarterly basis. In addition, qualitative factors that are not fully captured in the loss forecast models, including industry trends, and macroeconomic factors are considered in the evaluation of the adequacy of the allowance for credit losses. These qualitative factors are subjective and require a degree of management judgment.

        Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

        The Company's allowance for credit losses is segregated into three portfolio segments: retail, wholesale and other. A portfolio segment is the level at which the Company develops a systematic methodology for determining its allowance for credit losses. The retail segment includes retail notes and finance lease receivables. The wholesale segment includes wholesale financing to CNH North America dealers, and the other portfolio includes the Company's commercial revolving accounts.

        Further, the Company evaluates its portfolio segments by class of receivable: United States and Canada. Typically, the Company's receivables within a geographic area have similar risk profiles and methods for assessing and monitoring risk. These classes align with management reporting.

        Allowance for credit losses activity for the three months ended March 31, 2013 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$102,560	$11,887	$7,873	$122,320
Charge-offs	(2,510)	(63)	(1,649)	(4,222)
Recoveries	795	35	849	1,679
Provision	1,988	444	1,067	3,499
Foreign currency translation and other	(215)	(22)	(15)	(252)

Ending balance	$102,618	$12,281	$8,125	$123,024

Ending balance: individually evaluated for impairment	$24,750	$9,202	$—	$33,952

Ending balance: collectively evaluated for impairment	$77,868	$3,079	$8,125	$89,072

Receivables:
Ending balance	$7,447,188	$3,696,980	$232,964	$11,377,132

Ending balance: individually evaluated for impairment	$46,190	$53,779	$—	$99,969

Ending balance: collectively evaluated for impairment	$7,400,998	$3,643,201	$232,964	$11,277,163

        Allowance for credit losses activity for the three months ended March 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(4,338)	—	(2,430)	(6,768)
Recoveries	1,856	58	763	2,677
Provision	488	(605)	739	622
Foreign currency translation and other	41	24	29	94

Ending balance	$81,280	$11,640	$10,378	$103,298

Ending balance: individually evaluated for impairment	$40,137	$9,542	$—	$49,679

Ending balance: collectively evaluated for impairment	$41,143	$2,098	$10,378	$53,619

Receivables:
Ending balance	$6,364,455	$3,505,385	$275,142	$10,144,982

Ending balance: individually evaluated for impairment	$78,896	$65,611	$—	$144,507

Ending balance: collectively evaluated for impairment	$6,285,559	$3,439,774	$275,142	$10,000,475

        Allowance for credit losses activity for the year ended December 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(28,238)	(1,857)	(7,906)	(38,001)
Recoveries	5,206	312	3,276	8,794
Provision	42,135	1,245	1,198	44,578
Foreign currency translation and other	224	24	28	276

Ending balance	$102,560	$11,887	$7,873	$122,320

Ending balance: individually evaluated for impairment	$28,266	$9,512	$—	$37,778

Ending balance: collectively evaluated for impairment	$74,294	$2,375	$7,873	$84,542

Receivables:
Ending balance	$7,363,384	$3,265,173	$226,039	$10,854,596

Ending balance: individually evaluated for impairment	$48,195	$61,752	$—	$109,947

Ending balance: collectively evaluated for impairment	$7,315,189	$3,203,421	$226,039	$10,744,649

        Utilizing an internal credit scoring model, which considers customers' attributes, prior credit history and each retail transaction's attributes, the Company assigns a credit quality rating to each retail customer, by specific transaction, as part of the retail underwriting process. This rating is used in setting the terms of the transaction, including the interest rate. The credit quality rating is not updated after the transaction is finalized. A description of the general characteristics of the customers' risk grades is as follows:

        Titanium—Customers from whom the Company expects no collection or loss activity.

        Platinum—Customers from whom the Company expects minimal, if any, collection or loss activity.

        Gold, Silver, Bronze—Customers defined as those with the potential for collection or loss activity.

        A breakdown of the retail portfolio by the customer's risk grade at the time of origination as of March 31, 2013 and December 31, 2012 is as follows:

	March 31, 2013	December 31, 2012
Titanium	$4,115,705	$4,038,596
Platinum	2,000,792	1,994,248
Gold	1,127,473	1,124,612
Silver	181,374	185,712
Bronze	21,844	20,216

Total	$7,447,188	$7,363,384

        As part of the ongoing monitoring of the credit quality of the wholesale portfolio, the Company utilizes an internal credit scoring model that assigns a risk grade for each dealer. The scoring model considers the strength of the dealer's financial statements, payment history and audit performance. The Company updates its dealers' ratings and considers the ratings in the quarterly credit allowance analysis. A description of the general characteristics of the dealer's risk grades is as follows:

        Grades A and B—Includes receivables to dealers that have significant capital strength, moderate leverage, stable earnings and growth, and excellent payment performance.

        Grade C—Includes receivables to dealers with moderate credit risk. Dealers of this grade are differentiated from higher grades on a basis of leverage or payment performance.

        Grade D—Includes receivables to dealers with moderate credit risk. These dealers may require higher monitoring due to weaker financial strength or payment performance.

        A breakdown of the wholesale portfolio by its credit quality indicators as of March 31, 2013 and December 31, 2012 is as follows:

	March 31, 2013	December 31, 2012
A	$2,197,757	$1,873,495
B	1,052,448	967,849
C	253,826	245,652
D	192,949	178,177

Total	$3,696,980	$3,265,173

        The following tables present information at the level at which management assesses and monitors its credit risk. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due.

        The aging of receivables as of March 31, 2013 and December 31, 2012 is as follows:

	March 31, 2013
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$12,927	$4,360	$19,566	$36,853	$6,135,927	$6,172,780	$3,583
Canada	$2,834	$410	$68	$3,312	$1,271,096	$1,274,408	$38
Wholesale
United States	$1,067	$239	$381	$1,687	$2,802,801	$2,804,488	$146
Canada	$130	$45	$287	$462	$892,030	$892,492	$75
Total
Retail	$15,761	$4,770	$19,634	$40,165	$7,407,023	$7,447,188	$3,621
Wholesale	$1,197	$284	$668	$2,149	$3,694,831	$3,696,980	$221

	December 31, 2012
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$18,676	$4,972	$21,736	$45,384	$6,047,807	$6,093,191	$2,994
Canada	$1,941	$326	$387	$2,654	$1,267,539	$1,270,193	$265
Wholesale
United States	$514	$28	$580	$1,122	$2,512,270	$2,513,392	$130
Canada	$284	$11	$783	$1,078	$750,703	$751,781	$313
Total
Retail	$20,617	$5,298	$22,123	$48,038	$7,315,346	$7,363,384	$3,259
Wholesale	$798	$39	$1,363	$2,200	$3,262,973	$3,265,173	$443

        Impaired receivables are receivables for which the Company has determined it will not collect all the principal and interest payments in accordance with the terms of the contract. As of March 31, 2013 and December 31, 2012, the Company's recorded investment in impaired receivables individually evaluated for impairment and the related unpaid principal balances and allowances are as follows:

	March 31, 2013			December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$8,220	$8,165	$—	$5,614	$5,597	$—
Canada	$561	$560	$—	$—	$—	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$37,409	$34,781	$24,750	$42,581	$37,475	$28,266
Canada	$—	$—	$—	$—	$—	$—
Wholesale
United States	$52,259	$51,699	$8,947	$58,826	$58,329	$9,000
Canada	$1,520	$1,421	$255	$2,926	$2,846	$512
Total
Retail	$46,190	$43,506	$24,750	$48,195	$43,072	$28,266
Wholesale	$53,779	$53,120	$9,202	$61,752	$61,175	$9,512

        For the three months ended March 31, 2013 and 2012, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a four-month average) and the related interest income recognized are as follows:

	2013		2012
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$8,370	$71	$9,804	$201
Canada	$592	$37	$633	$19
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$38,473	$432	$62,987	$383
Canada	$—	$—	$—	$—
Wholesale
United States	$56,620	$601	$60,917	$459
Canada	$1,722	$—	$686	$—
Total
Retail	$47,435	$540	$73,424	$603
Wholesale	$58,342	$601	$61,603	$459

        Recognition of income is generally suspended when management determines that collection of future finance income is not probable or when an account becomes 120 days delinquent, whichever occurs first. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at that time. The receivables on nonaccrual status as of March 31, 2013 and December 31, 2012 are as follows:

	March 31, 2013			December 31, 2012
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$18,164	$51,699	$69,863	$29,130	$58,329	$87,459
Canada	$30	$1,421	$1,451	$122	$2,846	$2,968

Troubled Debt Restructurings

        A restructuring of a receivable constitutes a troubled debt restructuring ("TDR") when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral-based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate and waiving of interest and principal.

        TDRs are reviewed along with other receivables as part of management's ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.

        Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review, the TDR classification is not removed from the receivable.

        As of March 31, 2013, the Company had approximately 1,000 retail and finance lease receivable contracts in legal or bankruptcy status (i.e., a contract which is, or has been assigned to be, the subject of a lawsuit or bankruptcy proceeding), of which the pre-modification value was $27,105 and the post-modification value was $24,437. A court has determined the concession in 590 of these cases. The pre-modification value of these contracts was $10,418 and the post-modification value was $8,686. As of March 31, 2012, the Company had approximately 1,300 retail and finance lease receivable contracts in legal or bankruptcy status, of which the pre-modification value was $32,117 and the post-modification value was $29,862. A court has determined the concession in 644 of these cases. The pre-modification value of these contracts was $10,546 and the post-modification value was $9,123. As the outcome of the bankruptcy cases is determined by a court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease receivable contracts that were modified in a TDR during the 12 months ended March 31, 2013 and 2012.

        As of March 31, 2013, the Company had four wholesale agreements with a pre- and post-modification balance of approximately $8,772 and $3,850, respectively. As of March 31, 2012, the Company had four wholesale agreements with a pre- and post- balance of approximately $5,422 and $1,997, respectively. The wholesale TDRs that subsequently re-defaulted were immaterial for the 12 months ended March 31, 2013 and 2012.

NOTE 3: RECEIVABLES

        A summary of receivables included in the consolidated balance sheets as of December 31, 2012 and 2011 is as follows:

	2012	2011
Retail note receivables	$903,644	$731,807
Wholesale receivables	88,763	87,600
Finance lease receivables	62,615	53,391
Restricted receivables	9,573,535	8,566,514
Commercial revolving accounts receivables	226,039	82,098

Gross receivables	10,854,596	9,521,410
Less:
Unearned finance charges	—	(28,188)
Allowance for credit losses	(122,320)	(106,673)

Total receivables, net	$10,732,276	$9,386,549

        The Company provides and administers financing for retail purchases of new and used equipment sold through CNH North America's dealer network. The terms of retail and other notes and finance leases generally range from two to six years, and interest rates on retail and other notes and finance leases vary depending on prevailing market interest rates and certain incentive programs offered by CNH North America.

        Wholesale receivables arise primarily from the financing of the sale of goods to dealers and distributors by CNH North America, and to a lesser extent, the financing of dealer operations. Under the standard terms of the wholesale receivable agreements, these receivables typically have interest-free periods of up to twelve months and stated original maturities of up to twenty-four months, with repayment accelerated upon the sale of the underlying equipment by the dealer. During the interest-free period, the Company is compensated by CNH North America for the difference between market interest rates and the amount paid by the dealer. After the expiration of any interest-free period, interest is charged to dealers on outstanding balances until the Company receives payment in full. The interest-free periods are determined based on the type of equipment sold and the time of year of the sale. Interest rates are set based on market factors and the prime rate or LIBOR. The Company evaluates and assesses dealers on an ongoing basis as to their creditworthiness. CNH North America may be obligated to repurchase the dealer's equipment upon cancellation or termination of the dealer's contract for such causes as change in ownership, closeout of the business, or default. There were no significant losses in 2012, 2011 and 2010 relating to the termination of dealer contracts.

        Maturities of retail and other notes, finance leases, wholesale receivables and commercial revolving accounts receivables as of December 31, 2012, are as follows:

2013	$5,651,523
2014	1,708,870
2015	1,452,937
2016	1,120,601
2017 and thereafter	920,665

Total receivables	$10,854,596

        It has been the Company's experience that substantial portions of retail receivables are repaid or sold before their contractual maturity dates. As a result, the above table should not be regarded as a forecast of future cash collections. Retail, finance lease and wholesale receivables have significant concentrations of credit risk in the agricultural and construction business sectors. On a geographic basis, there is not a disproportionate concentration of credit risk in any area of the United States or Canada. The Company typically retains, as collateral, a security interest in the equipment associated with retail notes and wholesale receivables.

Restricted Receivables and Securitization

        As part of its overall funding strategy, the Company periodically transfers certain financial receivables into VIEs that are special purpose entities ("SPEs") as part of its asset-backed securitization programs.

        SPEs utilized in the securitization programs differ from other entities included in the Company's consolidated financial statements because the assets they hold are legally isolated from the Company's assets. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs' creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of SPEs' investors. The Company's interests in the SPEs' receivables are subordinate to the interests of third-party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company's creditors until all obligations of the SPE have been fulfilled.

        The secured borrowings related to the restricted receivables are obligations that are payable as the receivables are collected.

        The following table summarizes the restricted and off-book receivables and the related retained interests as of December 31, 2012 and 2011:

	Restricted Receivables		Off-Book Receivables		Retained Interests
	2012	2011	2012	2011	2012	2011
Retail note receivables	$6,376,211	$5,454,279	$47,367	$108,476	$9,271	$17,289
Wholesale receivables	3,176,410	2,884,516	—	—	—	—
Finance lease receivables	20,914	47,000	—	—	—	—
Commercial revolving account receivables	—	180,719	—	—	—	—

Total	$9,573,535	$8,566,514	$47,367	$108,476	$9,271	$17,289

Retail Receivables Securitizations

        Within the U.S. retail receivables securitization programs, qualifying retail receivables are sold to limited purpose, bankruptcy-remote SPEs. In turn, these SPEs establish separate trusts to which the receivables are transferred in exchange for proceeds from asset-backed securities issued by the trusts. In Canada, the receivables are transferred directly to the trusts. These trusts were determined to be VIEs and, consequently, the Company has consolidated these retail trusts. In its role as servicer, CNH Capital has the power to direct the trusts' activities. Through its retained interests, the Company has an obligation to absorb certain losses or the right to receive certain benefits that could potentially be significant to the trusts.

        During the years ended December 31, 2012 and 2011, the Company executed $3,848,008 and $3,193,597, respectively, in retail asset-backed transactions in the U.S. and Canada. The securities in these transactions are backed by agricultural and construction equipment retail receivable contracts and finance leases originated through CNH North America's dealer network. At December 31, 2012, $5,994,757 of asset-backed securities issued to investors were outstanding with a weighted average remaining maturity of 39 months. At December 31, 2011, $5,116,695 of asset-backed securities issued to investors were outstanding with a weighted average remaining maturity of 37 months.

        The Company also may retain all or a portion of the subordinated interests in the SPEs. No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company, although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company, in its role as servicer.

        The Company also has $1,702,169 in committed asset-backed facilities through which it may sell on a monthly basis retail receivables generated in the United States and Canada. The Company has utilized these facilities in the past to fund the origination of receivables and has later repurchased and resold the receivables in the term ABS markets or found alternative financing for the receivables. The Company believes that it is probable that it will continue to regularly utilize term ABS markets. The U.S. and Canadian facilities had an original funding term of two years and are renewable in September 2014 and December 2014, respectively. To the extent these facilities are not renewed, they will be repaid according to the amortization of the underlying receivables.

        Three private retail transactions totaling $47,367 and $108,476 as of December 31, 2012 and 2011, respectively, were not included in the Company's consolidated balance sheet.

Wholesale Receivables Securitizations

        With regard to the wholesale receivable securitization programs, the Company sells eligible receivables on a revolving basis to structured master trust facilities which are limited-purpose, bankruptcy-remote SPEs. As of December 31, 2012, debt issued through the U.S. master trust facility consists of four facilities renewable at the discretion of the investors; $200 million renewable March 2013, $900 million renewable April 2013, $250 million renewable July 2013, and $200 million senior and related subordinate renewable November 2013.

        Debt issued through the Canadian master trust facility consists of a C$586 million ($588 million) facility renewable December 2014 at the discretion of the investor.

        These trusts were determined to be VIEs and consequently, CNH Capital has consolidated these wholesale trusts. The Company's involvement with the securitization trusts includes servicing the wholesale receivables, retaining an undivided interest ("seller's interest") in the receivables and holding cash reserve accounts. The seller's interest in the trusts represent the Company's undivided interest in the receivables transferred to the trust. CNH Capital maintains cash reserve accounts at predetermined amounts to provide security to investors in the event that cash collections from the receivables are not sufficient to make principal and interest payments on the securities. The investors and the securitization trusts have no recourse beyond CNH Capital's retained interests for failure of debtors to pay when due. CNH Capital's retained interests are subordinate to investors' interests.

        Each of the facilities contains minimum payment rate thresholds which, if breached, could preclude the Company from selling additional receivables originated on a prospective basis and could force an early amortization of the debt.

Commercial Revolving Account Securitizations

        The Company, through a trust, securitized originated commercial revolving account receivables. The committed asset-backed facility had an original two-year term which expired October 15, 2012, at which point all debt was paid in full.

Allowance for Credit Losses

        The allowance for credit losses is the Company's estimate of probable losses for receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers the receivables specifically reviewed by management for which the Company has determined it is probable that it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables.

        The second component of the allowance for credit losses covers all receivables that have not been individually reviewed for impairment. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquency. The allowance for wholesale credit losses is based on loss forecast models that consider the same factors as the retail models plus dealer risk ratings. The loss forecast models are updated on a quarterly basis. In addition, qualitative factors that are not fully captured in the loss forecast models, including industry trends, and macroeconomic factors are considered in the evaluation of the adequacy of the allowance for credit losses. These qualitative factors are subjective and require a degree of management judgment.

        Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

        The Company's allowance for credit losses is segregated into three portfolio segments: retail, wholesale and other. A portfolio segment is the level at which the Company develops a systematic methodology for determining its allowance for credit losses. The retail segment includes retail notes and finance lease receivables. The wholesale segment includes wholesale financing to CNH North America dealers, and the other portfolio includes the Company's commercial revolving accounts.

        Further, the Company evaluates its portfolio segments by class of receivable: United States and Canada. Typically, the Company's receivables within a geographic area have similar risk profiles and methods for assessing and monitoring risk. These classes align with management reporting.

        Allowance for credit losses activity for the year December 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(28,238)	(1,857)	(7,906)	(38,001)
Recoveries	5,206	312	3,276	8,794
Provision	42,135	1,245	1,198	44,578
Foreign currency translation and other	224	24	28	276

Ending balance	$102,560	$11,887	$7,873	$122,320

Ending balance: individually evaluated for impairment	$28,266	$9,512	$—	$37,778

Ending balance: collectively evaluated for impairment	$74,294	$2,375	$7,873	$84,542

Receivables:
Ending balance	$7,363,384	$3,265,173	$226,039	$10,854,596

Ending balance: individually evaluated for impairment	$48,195	$61,752	$—	$109,947

Ending balance: collectively evaluated for impairment	$7,315,189	$3,203,421	$226,039	$10,744,649

        Allowance for credit losses activity for the year ended December 31, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(27,770)	(12,613)	(12,770)	(53,153)
Recoveries	5,850	447	3,431	9,728
Provision	33,353	(6,801)	6,301	32,853
Foreign currency translation and other	(1,323)	(18)	(144)	(1,485)

Ending balance	$83,233	$12,163	$11,277	$106,673

Ending balance: individually evaluated for impairment	$42,879	$10,101	$—	$52,980

Ending balance: collectively evaluated for impairment	$40,354	$2,062	$11,277	$53,693

Receivables:
Ending balance	$6,258,289	$2,972,116	$262,817	$9,493,222

Ending balance: individually evaluated for impairment	$73,920	$56,444	$265	$130,629

Ending balance: collectively evaluated for impairment	$6,184,369	$2,915,672	$262,552	$9,362,593

        A comparative analysis for allowance for credit losses activity for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Allowance for credit losses:
Beginning balance	$106,673	$118,730	$73,181
Cumulative effect from change in accounting for consolidation of certain VIE's	—	—	59,090

Adjusted beginning balance	106,673	118,730	132,271
Charge-offs	(38,001)	(53,153)	(94,201)
Recoveries	8,794	9,728	8,066
Provision	44,578	32,853	76,394
Foreign currency translation and other	276	(1,485)	(3,800)

Ending balance	$122,320	$106,673	$118,730

        Utilizing an internal credit scoring model, which considers customers' attributes, prior credit history and each retail transaction's attributes, the Company assigns a credit quality rating to each retail customer, by specific transaction, as part of the retail underwriting process. This rating is used in setting the interest rate on the transaction. The credit quality rating is not updated after the transaction is finalized. A description of the general characteristics of the customers' risk grades is as follows:

  Titanium—Customers from whom the Company expects no collection or loss activity.

  Platinum—Customers from whom the Company expects minimal, if any, collection or loss activity.

  Gold, Silver, Bronze—Customers defined as those with the potential for collection or loss activity.

        A breakdown of the retail portfolio by the customer's risk grade at the time of origination as of December 31, 2012 and 2011 is as follows:

	2012	2011
Titanium	$4,038,596	$3,195,785
Platinum	1,994,248	1,837,604
Gold	1,124,612	999,950
Silver	185,712	197,108
Bronze	20,216	27,842

Total	$7,363,384	$6,258,289

        As part of the ongoing monitoring of the credit quality of the wholesale portfolio, the Company utilizes an internal credit scoring model that assigns a risk grade for each dealer. The scoring model considers the strength of the dealer's financial statements, payment history and audit performance. The Company updates its dealers' ratings and considers the ratings in the quarterly credit allowance analysis. A description of the general characteristics of the dealer's risk grades is as follows:

  Grades A and B—Includes receivables to dealers that have significant capital strength, moderate leverage, stable earnings and growth, and excellent payment performance.

  Grade C—Includes receivables to dealers with moderate credit risk. Dealers of this grade are differentiated from higher grades on a basis of leverage or payment performance.

  Grade D—Includes receivables to dealers with moderate credit risk. These dealers may require higher monitoring due to weaker financial strength or payment performance.

        A breakdown of the wholesale portfolio by its credit quality indicators as of December 31, 2012 and 2011 is as follows:

	2012	2011
A	$1,873,495	$1,662,920
B	967,849	897,914
C	245,652	287,793
D	178,177	123,489

Total	$3,265,173	$2,972,116

        The following tables present information at the level at which management assesses and monitors its credit risk. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. The aging of receivables as of December 31, 2012 and 2011 is as follows:

	2012
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$18,676	$4,972	$21,736	$45,384	$6,047,807	$6,093,191	$2,994
Canada	$1,941	$326	$387	$2,654	$1,267,539	$1,270,193	$265
Wholesale
United States	$514	$28	$580	$1,122	$2,512,270	$2,513,392	$130
Canada	$284	$11	$783	$1,078	$750,703	$751,781	$313
Total
Retail	$20,617	$5,298	$22,123	$48,038	$7,315,346	$7,363,384	$3,259
Wholesale	$798	$39	$1,363	$2,200	$3,262,973	$3,265,173	$443

	2011
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$21,547	$6,100	$30,720	$58,367	$5,162,963	$5,221,330	$3,257
Canada	$3,550	$975	$753	$5,278	$1,031,681	$1,036,959	$77
Wholesale
United States	$1,232	$1,967	$818	$4,017	$2,266,517	$2,270,534	$362
Canada	$57	$14	$287	$358	$701,224	$701,582	$56
Total
Retail	$25,097	$7,075	$31,473	$63,645	$6,194,644	$6,258,289	$3,334
Wholesale	$1,289	$1,981	$1,105	$4,375	$2,967,741	$2,972,116	$418

        Impaired receivables are receivables for which the Company has determined it will not collect all the principal and interest payments as per the terms of the contract. As of December 31, 2012 and 2011, the Company's recorded investment in impaired receivables individually evaluated for impairment and the related unpaid principal balances and allowances are as follows:

	2012			2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$5,614	$5,597	$—	$6,805	$6,791	$—
Canada	$—	$—	$—	$303	$303	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$42,581	$37,475	$28,266	$66,747	$61,300	$42,861
Canada	$—	$—	$—	$65	$65	$18
Wholesale
United States	$58,826	$58,329	$9,000	$55,167	$53,168	$9,690
Canada	$2,926	$2,846	$512	$1,277	$1,247	$411
Total
Retail	$48,195	$43,072	$28,266	$73,920	$68,459	$42,879
Wholesale	$61,752	$61,175	$9,512	$56,444	$54,415	$10,101

        For the years ended December 31, 2012 and 2011, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a thirteen-month average) and the related interest income recognized are as follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$4,671	$88	$2,741	$390
Canada	$—	$—	$355	$9
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$51,751	$2,765	$81,927	$4,261
Canada	$—	$—	$71	$9
Wholesale
United States	$66,418	$2,301	$64,061	$2,226
Canada	$5,810	$278	$4,173	$153
Total
Retail	$56,422	$2,853	$85,094	$4,669
Wholesale	$72,228	$2,579	$68,234	$2,379

        Recognition of income is generally suspended when management determines that collection of future finance income is not probable or when an account becomes 120 days delinquent, whichever occurs first. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at that time. The receivables on nonaccrual status as of December 31, 2012 and 2011 are as follows:

	2012			2011
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$29,130	$58,329	$87,459	$54,798	$53,168	$107,966
Canada	$122	$2,846	$2,968	$676	$1,247	$1,923

Troubled Debt Restructurings

        A restructuring of a receivable constitutes a troubled debt restructuring ("TDR") when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral-based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate, extended skip payment periods and waiving of interest and principal.

        TDRs are reviewed along with other receivables as part of management's ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.

        Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review, the TDR classification is not removed from the receivable.

        As of December 31, 2012, the Company has approximately 1,100 retail and finance lease receivable contracts, of which the pre-modification value was $40,364 and the post-modification value was $37,850. A court has determined the concession in 609 of these cases. The pre-modification value of these contracts was $11,276 and the post-modification value was $9,521. As of December 31, 2011, the Company had approximately 2,500 retail and finance lease receivable contracts of which the pre-modification value was $82,700 and the post-modification value was $53,300. A court has yet to determine the concessions in some of the outstanding cases that will be granted, if any. As the outcome of the bankruptcy cases is determined by a court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous 12 months ended December 31, 2012 and 2011.

        As of December 31, 2012, the Company has four wholesale agreements with a pre- and post-modification balance of approximately $3,379 and $1,529, respectively. As of December 31, 2011, the Company restructured five wholesale agreements with a pre- and post- balance of approximately $15,000. The wholesale TDRs that subsequently re-defaulted were immaterial for the years ended December 31, 2012 and 2011.

Managed Receivables

        Historical loss and delinquency amounts for the Company's managed receivables for 2012 and 2011 are as follows:

	Principal Amount of Receivables at December 31,	Principal More Than 30 Days Delinquent at December 31,	Net Credit Losses for the Year Ending December 31,
2012
Type of receivable:
Retail and other notes and finance leases	$7,636,790	$53,245	$27,834
Wholesale	3,265,173	2,201	1,545

Total managed receivables	$10,901,963	$55,446	$29,379

Comprised of receivables:
Held in portfolio	$10,854,596
Sold	47,367

Total managed receivables	$10,901,963

2011
Type of receivable:
Retail and other notes and finance leases	$6,629,582	$71,683	$31,993
Wholesale	2,972,116	4,375	12,166

Total managed receivables	$9,601,698	$76,058	$44,159

Comprised of receivables:
Held in portfolio	$9,493,222
Sold	108,476

Total managed receivables	$9,601,698